Amounts Receivable - Narrative (Details) - USD ($) $ in Millions	Feb. 21, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Line Items]
Sales tax receivable related to Canadian operations		$ 46.7	$ 53.4
Canada
Receivables [Line Items]
Sales tax receivable related to Canadian operations	$ 14.1